UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-5823

DOMINI SOCIAL INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

532 Broadway, 9th Floor, New York, New York 10012

(Address of Principal Executive Offices)

Amy Domini Thornton

Domini Social Investments LLC

532 Broadway, 9th Floor

New York, New York 10012

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: April 30, 2012

Item 1.	Schedule of Investments.

The Schedules of Investments for each series of the Domini Social Investment Trust are set forth below.

Domini Social Equity Fund®

Domini International Social Equity FundSM

Domini Social Bond Fund®

each a series of

Domini Social Investment Trust

Quarterly Holdings Report

April 30, 2012 (Unaudited)

Domini Social Equity Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Security	Shares	Value
Common Stocks—99.0%
Consumer Discretionary—11.6%
AutoZone Inc (a)	31,300	$12,399,808
Best Buy Co Inc	232,516	5,131,628
Chipotle Mexican Grill Inc (a)	21,900	9,069,885
Coach Inc	111,733	8,174,386
Comcast Corp Cl A	352	10,676
DIRECTV Cl A (a)	274,400	13,519,688
Dollar Tree Inc (a)	28,700	2,917,642
Gap Inc/The	445	12,683
Home Depot Inc/The	218	11,290
JC Penney Co Inc	236	8,510
Johnson Controls Inc	283	9,048
Lowe’s Cos Inc	364	11,455
Ltd Brands Inc	219	10,884
Macy’s Inc	48,700	1,997,674
McDonald’s Corp	101	9,842
NIKE Inc Cl B	94	10,516
O’Reilly Automotive Inc (a)	59,400	6,264,324
priceline.com Inc (a)	17,250	13,124,145
Scholastic Corp	316	9,654
Staples Inc	666	10,256
Starbucks Corp	207	11,878
TJX Cos Inc	309,500	12,909,245
Target Corp	181	10,487
Tempur-Pedic International Inc (a)	23,100	1,359,204
Tiffany & Co	152	10,406
Time Warner Cable Inc	132	10,619
Viacom Inc Cl B	208	9,649
Walt Disney Co/The	242	10,433
Weight Watchers International Inc	33,500	2,544,660
Whirlpool Corp	140	8,963

		89,599,538

Consumer Staples—10.9%
Avon Products Inc	374	8,078
Bunge Ltd	215,200	13,880,400
Coca-Cola Co/The	57,946	4,422,439
Coca-Cola Enterprises Inc	424,100	12,773,892
Costco Wholesale Corp	120	10,580
Dean Foods Co (a)	395,600	4,857,968
Energizer Holdings Inc (a)	21,100	1,505,063
Herbalife Ltd	99,300	6,982,776
Kimberly-Clark Corp	44,041	3,455,897
Kraft Foods Inc Cl A	265	10,566
Kroger Co/The	732,700	17,049,929
Monster Beverage Corp (a)	145,900	9,477,664
PepsiCo Inc	161	10,626

Procter & Gamble Co/The	155	9,864
Safeway Inc	476,200	9,681,146
Whole Foods Market Inc	124	10,301

		84,147,189

Energy—9.0%
Anadarko Petroleum Corp	115	8,419
Apache Corp	230,591	22,122,901
Concho Resources Inc (a)	19,000	2,036,420
Devon Energy Corp	244,035	17,045,845
Energen Corp	187	9,795
National Oilwell Varco Inc	270,020	20,456,715
Pioneer Natural Resources Co	88	10,192
Plains Exploration & Production Co (a)	199,100	8,133,235
Southwestern Energy Co (a)	287	9,063

		69,832,585

Financials—14.5%
Aflac Inc	193,100	8,697,224
American Capital Agency Corp	462,700	14,454,748
American Express Co	191	11,500
Annaly Capital Management Inc	898,700	14,666,784
Discover Financial Services	465,800	15,790,620
Fifth Third Bancorp	493,400	7,021,082
IntercontinentalExchange Inc (a)	24,100	3,206,264
JPMorgan Chase & Co	44,837	1,927,094
MetLife Inc	53,600	1,931,208
NYSE Euronext	343	8,832
ORIX Corp ADR (a)	169,800	8,097,762
PNC Financial Services Group Inc	78,300	5,192,856
Prudential Financial Inc	168,200	10,182,828
Reinsurance Group of America Inc	92,300	5,366,322
Torchmark Corp	277,100	13,497,541
Toronto-Dominion Bank/The	27,100	2,288,595
US Bancorp	346	11,131

		112,352,391

Health Care—12.0%
Alexion Pharmaceuticals Inc (a)	22,400	2,023,168
AmerisourceBergen Corp	228,400	8,498,764
Amgen Inc	143,558	10,208,409
Becton Dickinson and Co	128	10,042
Biogen Idec Inc (a)	57,300	7,678,773
Bristol-Myers Squibb Co	546,600	18,240,042
Celgene Corp (a)	157,900	11,514,068
Gilead Sciences Inc (a)	272,810	14,188,848
McKesson Corp	226,700	20,722,647

		93,084,761

Industrials—8.2%
3M Co	145,615	13,012,156
Copart Inc (a)	368,300	9,726,803
Cummins Inc	128,583	14,893,769

Deere & Co	78,600	6,473,496
Dun & Bradstreet Corp/The	61,600	4,791,248
Equifax Inc	75,300	3,450,246
Herman Miller Inc	422	8,242
Interface Inc Cl A	692	9,799
JetBlue Airways Corp (a)	1,688	8,018
Pitney Bowes Inc	284,100	4,866,633
RR Donnelley & Sons Co	147,429	1,844,337
Roper Industries Inc	45,300	4,616,070
Southwest Airlines Co	1,054	8,727
Stanley Black & Decker Inc	134	9,803
United Parcel Service Inc Cl B	131	10,236

		63,729,583

Information Technology—22.9%
Apple Inc (a)	83,990	49,070,318
Applied Materials Inc	762	9,136
BMC Software Inc (a)	46,300	1,910,338
CA Inc	363,300	9,598,386
Cisco Systems Inc	788,604	15,890,371
Dell Inc (a)	283,860	4,646,788
EMC Corp/MA (a)	373	10,522
F5 Networks Inc (a)	18,700	2,504,491
FUJIFILM Holdings Corp ADR	77,200	1,619,656
First Solar Inc (a)	358	6,587
Google Inc Cl A (a)	14,516	8,785,519
Hewlett-Packard Co	340	8,418
Intel Corp	979,841	27,827,484
International Business Machines Corp	27,452	5,684,760
Lexmark International Inc Cl A	52,500	1,580,250
Mastercard Inc Cl A	26,800	12,120,836
Microsoft Corp	1,053,839	33,743,925
Motorola Mobility Holdings Inc (a)	254	9,860
Motorola Solutions Inc	201	10,257
Power Integrations Inc	260	9,849
SunPower Corp (a)	1,124	6,307
Symantec Corp (a)	133,600	2,207,072
Texas Instruments Inc	300	9,582
Xerox Corp	1,209	9,406
Yahoo! Inc (a)	649	10,085

		177,290,203

Materials—2.1%
Domtar Corp	62,600	5,476,248
Eastman Chemical Co	165,400	8,926,638
International Paper Co	53,802	1,792,145
MeadWestvaco Corp	329	10,469
Nucor Corp	230	9,019

		16,214,519

Telecommunication Services—5.2%
AT&T Inc	63,835	2,100,810
BT Group PLC ADR	55,900	1,915,134

Rogers Communications Inc Cl B	107,300	4,005,509
SK Telecom Co Ltd ADR	377,700	5,106,504
Sprint Nextel Corp (a)	2,576	6,388
TELUS Corp	120,600	7,080,426
Telecom Corp of New Zealand Ltd ADR	254,900	2,747,822
Verizon Communications Inc	428,763	17,313,450

		40,276,043

Utilities—2.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	120,600	9,546,696
Integrys Energy Group Inc	185	10,109
National Grid PLC ADR	139,900	7,567,191
Pepco Holdings Inc	129,300	2,446,356

		19,570,352

Total Common Stocks—99.0% (Cost $611,420,426) (b)		766,097,164

Other Assets, less liabilities—1.0%		8,050,975

Net Assets—100.0%		$774,148,139

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $613,172,102. The aggregate gross unrealized appreciation is $158,665,031 and the aggregate gross unrealized depreciation is $5,739,969, resulting in net unrealized appreciation of $152,925,062.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Domini International Social Equity Fund

Portfolio of Investments

April 30, 2012 (unaudited)

Country/Security	Industry	Shares	Value
Common Stock—96.3%
Australia—6.1%
AWE Ltd	Energy	552,821	$1,004,272
Bendigo and Adelaide Bank Ltd	Banks	30,383	238,175
CFS Retail Property Trust	Real Estate	250,000	501,005
Cochlear Ltd	Health Care Equipment & Services	8,347	570,475
CSL Ltd	Pharma, Biotech & Life Sciences	24,187	923,094
Dexus Property Group	Real Estate	975,541	949,573
GPT Group	Real Estate	412,757	1,405,121
National Australia Bank Ltd	Banks	8,813	231,479
Sims Metal Management Ltd	Materials	633	9,371
Stockland	Real Estate	315,833	1,019,273
Suncorp Group Ltd	Insurance	103,419	876,388
Westpac Banking Corp	Banks	11,281	266,943

			7,995,169

Austria—1.1%
Strabag SE	Capital Goods	34,787	929,134
Voestalpine AG	Materials	16,979	549,566

			1,478,700

Brazil—1.4%
Banco do Brasil SA	Banks	19,500	242,733
Cia de Saneamento Basico do Estado de Sao Paulo ADR	Utilities	20,400	1,614,864

			1,857,597

China—0.4%
Byd Co Ltd Cl H (a)	Automobiles & Components	3,000	7,908
China High Speed Transmission Equipment Group Co Ltd	Capital Goods	15,294	7,432
China Overseas Land & Investment Ltd	Real Estate	90,000	195,366
Hopson Development Holdings Ltd	Real Estate	497,357	300,039
JA Solar Holdings Co Ltd ADR (a)	Semiconductors & Semiconductor Equipment	4,600	5,980
LDK Solar Co Ltd ADR (a)	Semiconductors & Semiconductor Equipment	1,500	4,770
Suntech Power Holdings Co Ltd ADR (a)	Semiconductors & Semiconductor Equipment	2,710	6,829
Yingli Green Energy Holding Co Ltd ADR (a)	Semiconductors & Semiconductor Equipment	2,200	8,008

			536,332

Denmark—2.7%
Novo Nordisk A/S	Pharma, Biotech & Life Sciences	21,820	3,218,329
Pandora A/S	Consumer Durables & Apparel	34,236	361,514
Vestas Wind Systems A/S (a)	Capital Goods	958	8,456

			3,588,299

Finland—0.5%
Metso OYJ	Capital Goods	16,603	711,987

			711,987

France—7.8%
Accor SA	Consumer Services	18,986	655,739
AXA SA (a)	Insurance	94,525	1,338,661
Cie Generale de Geophysique—Veritas (a)	Energy	21,823	621,291
Ciments Francais SA	Materials	3,925	251,435
Credit Agricole SA	Banks	158,590	815,048
Renault SA	Automobiles & Components	15,150	688,277
Sanofi	Pharma, Biotech & Life Sciences	46,380	3,539,530
SCOR SE	Insurance	17,213	455,076
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	87,404	495,704

Unibail-Rodamco SE	Real Estate	7,436	1,389,678

			10,250,439

Germany—8.2%
Adidas AG	Consumer Durables & Apparel	6,307	525,901
Commerzbank AG (a)	Banks	351,668	761,011
Continental AG	Automobiles & Components	10,406	1,008,449
Deutsche Post AG	Transportation	131,440	2,452,940
Hannover Rueckversicherung AG	Insurance	2,404	145,298
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	96,870	964,284
Linde AG	Materials	2,695	461,209
Merck KGaA	Pharma, Biotech & Life Sciences	5,188	569,926
Muenchener Rueckversicherungs AG	Insurance	2,267	329,003
SAP AG	Software & Services	19,349	1,282,773
SMA Solar Technology AG	Semiconductors & Semiconductor Equipment	163	6,828
Suedzucker AG	Food & Beverage	74,120	2,255,844

			10,763,466

Hong Kong—2.8%
Great Eagle Holdings Ltd	Real Estate	73,019	215,544
Link REIT/The	Real Estate	246,000	1,021,069
New World Development Co Ltd	Real Estate	525,000	655,764
Sino Land Co Ltd	Real Estate	390,000	674,654
SmarTone Telecommunications Holdings Ltd	Telecommunication Services	77,000	144,913
Wheelock & Co Ltd	Real Estate	296,471	1,001,262

			3,713,206

India—0.5%
Hero Motocorp Ltd	Automobiles & Components	16,322	692,833
Suzlon Energy Ltd (a)	Capital Goods	17,343	7,487

			700,320

Ireland—0.0%
Irish Bank Resolution Corp Ltd (a) (c)	Banks	138,674	0

			0

Italy—2.3%
Banca Monte dei Paschi di Siena SpA	Banks	787,582	279,677
Banco Popolare SC	Banks	179,650	266,784
Intesa Sanpaolo SpA	Banks	672,007	1,016,624
Parmalat SpA	Food & Beverage	81,112	183,364
Tenaris SA	Energy	54,248	1,050,433
UniCredit SpA (a)	Banks	61,439	244,441

			3,041,323

Japan—21.6%
Aeon Co Ltd	Food & Staples Retailing	169,549	2,216,909
Aoyama Trading Co Ltd	Retailing	67,386	1,395,910
Asahi Holdings Inc	Materials	490	9,666
Astellas Pharma Inc	Pharma, Biotech & Life Sciences	45,684	1,856,655
Central Japan Railway Co	Transportation	325	2,702,736
Credit Saison Co Ltd	Diversified Financials	19,600	423,200
Dai Nippon Printing Co Ltd	Commercial & Professional Services	150,000	1,339,470
Daicel Corp	Materials	156,000	992,523
Daiwa House Industry Co Ltd	Real Estate	29,000	375,553
Elpida Memory Inc (a)	Semiconductors & Semiconductor Equipment	126,200	1,581
Fast Retailing Co Ltd	Retailing	48	10,779
FUJIFILM Holdings Corp	Technology Hardware & Equipment	103,823	2,219,624
Fukuoka Financial Group Inc	Banks	179,000	748,776
Honda Motor Co Ltd	Automobiles & Components	260	9,430
Kawasaki Kisen Kaisha Ltd (a)	Transportation	78,000	166,072
Konica Minolta Holdings Inc	Technology Hardware & Equipment	151,000	1,236,821
Mitsubishi Estate Co Ltd	Real Estate	8,000	142,676
Mitsui Fudosan Co Ltd	Real Estate	8,000	147,987
Nippon Meat Packers Inc	Food & Beverage	75,000	962,803

Nishi-Nippon City Bank Ltd/The	Banks	117,000	309,187
Nissan Motor Co Ltd	Automobiles & Components	72,600	760,143
Nisshin Seifun Group Inc	Food & Beverage	36,500	447,079
Nomura Research Institute Ltd	Software & Services	43,100	995,923
NTN Corp	Capital Goods	2,100	8,022
Odakyu Electric Railway Co Ltd	Transportation	1,000	9,268
ORIX Corp	Diversified Financials	8,293	797,673
Osaka Gas Co Ltd	Utilities	43,000	173,950
Otsuka Holdings Co Ltd	Pharma, Biotech & Life Sciences	73,700	2,224,522
Rohm Co Ltd	Semiconductors & Semiconductor Equipment	8,300	376,304
Seino Holdings Corp	Transportation	66,693	463,581
Shionogi & Co Ltd	Pharma, Biotech & Life Sciences	36,800	481,633
Toppan Printing Co Ltd	Commercial & Professional Services	305,451	2,077,273
Toray Industries Inc	Materials	1,394	10,772
Toyo Seikan Kaisha Ltd	Materials	92,598	1,243,222
Yamada Denki Co Ltd	Retailing	5,870	382,291
Zeon Corp	Materials	94,000	825,274

			28,545,288

Malaysia—0.2%
DiGi.Com Bhd	Telecommunication Services	183,000	244,323

			244,323

Netherlands—4.8%
Aegon NV (a)	Insurance	147,904	683,001
ASML Holding NV	Semiconductors & Semiconductor Equipment	33,402	1,699,402
ING Groep NV (a)	Diversified Financials	164,870	1,162,424
Koninklijke Ahold NV	Food & Staples Retailing	183,151	2,322,767
Koninklijke DSM NV	Materials	7,274	417,015

			6,284,609

New Zealand—0.6%
Telecom Corp of New Zealand Ltd	Telecommunication Services	332,782	716,058

			716,058

Norway—2.7%
Fred Olsen Energy ASA	Energy	29,646	1,228,102
Renewable Energy Corp ASA (a)	Semiconductors & Semiconductor Equipment	11,593	6,618
TGS Nopec Geophysical Co ASA	Energy	81,080	2,341,099

			3,575,819

Poland—0.1%
Telekomunikacja Polska SA	Telecommunication Services	34,948	182,849

			182,849

Portugal—0.3%
Banco Espirito Santo SA (a)	Banks	498,852	422,563
Portugal Telecom SGPS SA	Telecommunication Services	1,807	9,724

			432,287

South Africa—0.6%
FirstRand Ltd	Diversified Financials	172,490	562,418
RMB Holdings Ltd	Diversified Financials	44,814	194,287
Sanlam Ltd	Insurance	2,531	10,921

			767,626

South Korea—0.9%
KT Corp	Telecommunication Services	6,260	162,853
Seoul Semiconductor Co Ltd	Semiconductors & Semiconductor Equipment	403	7,596
SK Innovation Co Ltd	Energy	5,750	803,893
SK Telecom Co Ltd	Telecommunication Services	1,846	220,515

			1,194,857

Spain—1.4%
Banco Santander SA	Banks	16,193	101,160
Bankinter SA	Banks	117,413	522,306
Gamesa Corp Tecnologica SA	Capital Goods	2,456	6,670
Mapfre SA	Insurance	328,190	948,242
Sacyr Vallehermoso SA	Capital Goods	150,146	270,466

			1,848,844

Sweden—3.5%
Atlas Copco AB Cl A	Capital Goods	90,698	2,158,400
Hennes & Mauritz AB Cl B (a)	Retailing	277	9,513
Holmen AB Cl B	Materials	340	9,027
Millicom International Cellular SA	Telecommunication Services	5,009	531,941
SKF AB Cl B	Capital Goods	385	9,133
Svenska Cellulosa AB Cl B	Materials	39,777	630,080
Swedbank AB Cl A	Banks	60,458	1,000,837
Trelleborg AB Cl B	Capital Goods	25,872	297,264

			4,646,195

Switzerland—7.0%
Aryzta AG	Food & Beverage	33,662	1,694,875
Cie Financiere Richemont SA Cl A	Consumer Durables & Apparel	20,332	1,256,680
Holcim Ltd	Materials	44,970	2,799,322
Lindt & Spruengli AG	Food & Beverage	4	156,712
Novartis AG	Pharma, Biotech & Life Sciences	18,765	1,034,747
OC Oerlikon Corp AG	Capital Goods	76,244	753,494
Sonova Holding AG (a)	Health Care Equipment & Services	5,283	583,217
Swiss Life Holding AG	Insurance	9,662	988,395

			9,267,442

Taiwan—0.5%
Everlight Electronics Co Ltd	Technology Hardware & Equipment	4,000	8,217
HTC Corp	Technology Hardware & Equipment	41,000	621,840
Motech Industries Inc	Semiconductors & Semiconductor Equipment	4,500	6,602

			636,659

Thailand—0.4%
Bangkok Bank PCL	Banks	83,700	528,059

			528,059

United Kingdom—17.9%
Aviva PLC	Insurance	154,558	773,267
Berkeley Group Holdings PLC (a)	Consumer Durables & Apparel	463	9,631
BG Group PLC	Energy	31,235	735,708
British Land Co PLC	Real Estate	16,715	132,836
BT Group PLC	Telecommunication Services	816,206	2,793,937
Bunzl PLC	Capital Goods	128,695	2,137,881
HSBC Holdings PLC	Banks	144,189	1,299,719
InterContinental Hotels Group PLC	Consumer Services	38,148	908,758
Kingfisher PLC	Retailing	328,535	1,549,794
Land Securities Group PLC	Real Estate	77,956	920,935
Legal & General Group PLC	Insurance	656,383	1,253,461
London Stock Exchange Group PLC	Diversified Financials	41,177	727,495
Marks & Spencer Group PLC	Retailing	1,781	10,325
Mondi PLC	Materials	83,494	774,850
National Grid PLC	Utilities	134,339	1,451,765
Next PLC	Retailing	28,813	1,370,421
Old Mutual PLC	Insurance	262,874	630,911
Persimmon PLC	Consumer Durables & Apparel	161,296	1,646,172
Rexam PLC	Materials	285,523	1,993,681
Taylor Wimpey PLC	Consumer Durables & Apparel	996,603	813,213
Vodafone Group PLC	Telecommunication Services	535,406	1,482,360
WM Morrison Supermarkets PLC	Food & Staples Retailing	28,592	130,280
Wolseley PLC	Capital Goods	3,324	126,468

			23,673,868

Total Common Stock (Cost $124,347,887)			127,181,621

Preferred Stock—1.5%
Brazil—0.1%
Petroleo Brasileiro SA	Energy	17,500	196,682

			196,682

Germany—1.4%
Henkel AG & Co KGaA	Household & Personal Products	20,912	1,555,508
ProSiebenSat.1 Media AG	Media	10,239	259,924

			1,815,432

Total Preferred Stock (Cost $1,338,854)			2,012,114

Total Investments—97.8% (Cost $125,686,741) (b)			129,193,735

Other Assets, less liabilities—2.2%			2,869,318

Net Assets—100.0%			$132,063,053

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes is $129,561,378. The aggregate gross unrealized appreciation is $8,171,952 and the aggregate gross unrealized depreciation is $8,539,595, resulting in net unrealized depreciation $367,643.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

ADR — American Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL EQUITY FUND

DOMINI INTERNATIONAL SOCIAL EQUITY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Social Investment Trust comprises three separate series: Domini Social Equity Fund, Domini International Social Equity Fund, and Domini Social Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Social Bond Fund are included elsewhere in this report. The Domini Social Equity Fund offers Investor shares, Class A shares, Institutional shares and Class R shares. The Domini International Social Equity Fund offers Investor shares and Class A shares. The Investor shares, Institutional shares, and Class R shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Class R shares are generally available only to certain eligible retirement plans and endowments, foundations, religious organizations, and other tax-exempt entities that are approved by the Fund’s Distributor. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares and Class R shares are not subject to distribution fees.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the “NOCP”). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Securities for which market quotations are not readily available or as a result of an event occurring after the close of the foreign market but before pricing the Funds are valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds’ Board of Trustees. Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Trust’s manager or submanager, as applicable, is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined by consideration of other factors (including the use of an independent pricing service) by or under the direction of the Board of Trustees or its delegates.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Social Equity Fund, as of April 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$89,599,538	$—	$—	$89,599,538
Consumer Staples	84,147,189	—	—	84,147,189
Energy	69,832,585	—	—	69,832,585
Financials	112,352,391	—	—	112,352,391
Health Care	93,084,761	—	—	93,084,761
Industrials	63,729,583	—	—	63,729,583
Information Technology	177,290,203	—	—	177,290,203
Materials	16,214,519	—	—	16,214,519
Telecommunication Services	40,276,043	—	—	40,276,043
Utilities	19,570,352	—	—	19,570,352

Total	$766,097,164	$—	$—	$766,097,164

The following is a summary of the inputs used by the Domini International Social Equity Fund, as of April 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$14,073,680	$—	$—	$14,073,680
Consumer Staples	10,370,634	—	—	10,370,634
Energy	7,784,798	—	—	7,784,798
Financials	32,643,978	—	—	32,643,978
Health Care	15,002,128	—	—	15,002,128
Industrials	16,643,634	—	—	16,643,634
Information Technology	9,955,704	—	—	9,955,704
Materials	10,977,013	—	—	10,977,013
Telecommunication Services	6,489,473	—	—	6,489,473
Utilities	3,240,579	—	—	3,240,579
Preferred Stocks
Consumer Discretionary	259,924	—	—	259,924
Consumer Staples	1,555,508	—	—	1,555,508
Energy	196,682	—	—	196,682

Total	$129,193,735	$—	$—	$129,193,735

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Domini International Social Equity Fund
Investments in Securities
Balance as of July 31, 2011	$133,374
Realized Gain (loss)	(12,916)
Change in unrealized appreciation (depreciation)	(73,098)
Net purchases (sales)	(99,392)
Transfers in and/or out of Level Three	52,032

Balance as of April 30, 2012	$—

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2012:	$—

Transfers from Level 1 to Level 3 included securities valued at $2,624,498 that were transferred as a result of quoted prices in active markets not being readily available. Transfers out of Level 3 into Level 1 included securities valued at $2,572,467 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Funds may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that collateral, represented by securities (primarily U.S. government agency securities), in a repurchase transaction be maintained in a segregated account with a custodian bank in a manner sufficient to enable each Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(D) Foreign Currency Contracts. When the Funds purchase or sell foreign securities they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. There were no open contracts at April 30, 2012.

(E) Investment Transactions, Investment Income and Dividends to Shareholders. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini International Social Equity Fund are usually declared and paid semi-annually from net investment income. Dividends to shareholders of the Domini Equity Fund are usually declared and paid quarterly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds.

(F) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(G) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

(H) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(I) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Domini Social Bond Fund

Portfolio of Investments

April 30, 2012 (unaudited)

	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations — 39.5%
Fannie Mae:
0.500%, 10/30/2012	6,900,000	6,911,468
Freddie Mac:
1.250%, 5/12/2017	20,225,000	20,399,177
1.750%, 9/10/2015 (e)	14,631,000	15,181,403
2.875%, 2/9/2015	9,950,000	10,609,307
U.S. Small Business Administration:
2003-10C 1, 3.530%, 5/1/2013	41,915	42,302

Total U.S. Government Agency Obligations (Cost $52,699,168)		53,143,657

U.S. Government Agency Mortgage Securities — 36.1%
Fannie Mae:
190370, 6.000%, 6/1/2036	821,969	911,518
357829, 6.000%, 6/1/2035	539,658	600,812
463675, 4.900%, 11/1/2022	1,163,956	1,320,667
464501, 5.450%, 2/1/2025	979,184	1,105,279
471092, 2.740%, 4/1/2022 (c) (d)	1,300,000	1,336,116
735500, 5.500%, 5/1/2035	961,709	1,057,317
745327, 6.000%, 3/1/2036	1,994,491	2,220,507
827943, 5.000%, 5/1/2035	171,789	186,804
874332, 6.030%, 2/1/2022	1,093,696	1,260,295
888344, 5.000%, 10/1/2035	1,596,144	1,735,651
889529, 6.000%, 3/1/2038	619,215	691,513
995082, 5.500%, 8/1/2037	586,551	645,963
AD0439, 6.000%, 7/1/2039	280,732	311,317
AE0115, 5.500%, 12/1/2035	3,191,664	3,516,626
AK8668, 2.500%, 5/1/2027	693,000	711,119
MA1060, 2.500%, 5/1/2027	1,300,000	1,333,990
2010 144 YB, 3.000%, 12/25/2025	1,724,000	1,792,032
2011 36 DB, 3.000%, 5/25/2026	1,797,000	1,866,486
2011-89 BT, 3.500%, 9/25/2026	500,000	524,673
2012-17 BC, 3.500%, 3/25/2027	368,000	391,645
2011-98 VE, 3.500%, 6/25/2026	1,014,000	1,067,022

2011-44 EB, 3.000%, 5/25/2026	825,000	851,856
Ansley Park FNMA DUS, 3.120%, 5/1/2022 (c) (d)	1,300,000	1,343,875
Freddie Mac:
1B8740, 2.430%, VR, 9/1/2041	472,358	490,744
848553, 2.681%, VR, 6/1/2041	413,374	430,474
A12413, 5.000%, 8/1/2033	168,692	182,803
A47402, 5.000%, 10/1/2035	573,936	621,409
3768 CB, 3.500%, 12/15/2025	343,000	367,579
3800 CB, 3.500%, 2/15/2026	383,000	412,563
3806 L, 3.500%, 2/15/2026	847,000	906,866
3829 BE, 3.500%, 3/15/2026	526,000	565,592
G01779, 5.000%, 4/1/2035	204,477	221,518
G01837, 5.000%, 7/1/2035	1,467,492	1,588,876
G02252, 5.500%, 7/1/2036	272,826	297,945
G02424, 5.500%, 12/1/2036	1,437,960	1,570,353
G02162, 5.500%, 5/1/2036	966,291	1,055,257
G04997, 5.000%, 1/1/2037	1,471,281	1,592,978
G05052, 5.000%, 10/1/2033	99,248	107,488
G05098, 6.000%, 12/1/2038	793,985	877,384
G06079, 6.000%, 7/1/2039	1,015,979	1,124,284
J18446, 3.000%, 3/1/2027	1,185,846	1,239,777
Z40004, 6.000%, 8/1/2036	228,031	251,698
TBA MAY GOLD, 2.500%, 5/17/2027 (d)	1,538,000	1,573,566
TBA MAY 30 GOLD SINGLE, 5.500%, 5/1/2027 (d)	698,000	760,166
TBA JUN 30 GOLD SINGLE, 5.500%, 6/13/2042 (d)	2,552,000	2,776,098
Ginnie Mae CMO:
2003-78 C, 5.077%, VR, 2/16/2031	1,000,000	1,073,273
2006-9 B, 5.269%, VR, 3/16/2037	726,758	779,653
Government National Mortgage Association:
2012-38 VK, 3.500%, 1/20/2025	821,244	895,608

Total U.S. Government Agency Mortgage Securities (Cost $46,666,652)		48,547,035

Corporate Obligations — 18.9%
3M Company, 1.375%, 9/29/2016	1,000,000	1,016,728
Air Products & Chemicals, 4.150%, 2/1/2013	700,000	719,010
American Express Credit, 2.375%, 3/24/2017	1,000,000	1,020,856
Analog Devices, 3.000%, 4/15/2016	333,000	353,588
AT&T Inc, 3.875%, 8/15/2021	400,000	431,190
AutoZone Inc., 3.700%, 4/15/2022	750,000	764,747
Becton Dickinson, 3.250%, 11/12/2020	500,000	528,235
Cisco Systems Inc., 5.500%, 2/22/2016	388,000	452,731

Comcast Corporation, 4.950%, 6/15/2016	600,000	678,838
Digital Realty Trust LP, 5.875%, 2/1/2020	1,000,000	1,103,430
ENSCO Plc, 4.700%, 3/15/2021	1,364,000	1,491,058
FISERV INC, 4.750%, 6/15/2021	1,000,000	1,087,043
Hewlett-Packard Co., 4.500%, 3/1/2013	700,000	720,805
HSBC Bank PLC, 3.500%, 6/28/2015 (f)	1,000,000	1,044,250
IBM Corp, 5.700%, 9/14/2017	700,000	844,305
Illinois Tool Works, Inc., 6.250%, 4/1/2019	700,000	866,144
Intel Corp, 1.950%, 10/1/2016	1,000,000	1,035,797
John Deere Capital Corporation, 1.250%, 12/2/2014	1,000,000	1,013,602
JP Morgan Chase & Co, 6.300%, 4/23/2019	700,000	820,795
Juniper Networks Inc., 3.100%, 3/15/2016	128,000	133,426
Kellogg Co., 4.250%, 3/6/2013	700,000	722,094
Kroger Co., 7.500%, 1/15/2014	700,000	777,034
NASDAQ OMX Group, 5.550%, 1/15/2020	542,000	568,227
Northern Trust Company, 5.200%, 11/9/2012	700,000	717,136
Oracle Corp., 5.750%, 4/15/2018	134,000	163,856
PACCAR Financial Corp, 1.550%, 9/29/2014	1,000,000	1,017,423
Praxair Inc., 4.625%, 3/30/2015	647,000	718,929
SBC Communications, 5.100%, 9/15/2014	600,000	659,362
TD Ameritrade Holding Co, 5.600%, 12/1/2019	700,000	783,733
Thermo Fisher Scientific, 2.250%, 8/15/2016	1,000,000	1,044,300
United Parcel Service, 3.125%, 1/15/2021	500,000	532,753
Verizon Communications, 5.550%, 2/15/2016	700,000	808,459
Xerox Corporation, 6.350%, 5/15/2018	700,000	824,892

Total Corporate Obligations (Cost $23,610,476)		25,464,776

Corporate Mortgage Securities — 0.6%
CRFCM 2004-1A A 144A, 5.500%, VR, 4/25/2035 (g)	819,599	851,359

Total Corporate Mortgage Securities (Cost $819,599)		851,359

Certificates of Deposit — 2.5%
BANK2, 0.500%, 11/3/2012 (a)	250,000	250,000
Central Bank of Kansas City, 0.900%, 5/30/2012 (a)	250,000	250,000
City First Bank of D.C., 0.700%, 2/5/2013 (a)	250,000	250,000
Community Capital Bank of Virginia, 0.500%, 2/4/2013 (a)	250,000	250,000
Community Commerce Bank, 0.650%, 6/1/2012 (a)	100,000	100,000
Communitywide Federal Credit Union, 0.850%, 1/29/2013 (a)	250,000	250,000
Eastern Bank, 0.150%, 12/20/2012 (a)	250,000	250,000
Hope Federal Credit Union, 0.900%, 2/4/2013 (a)	250,000	250,000

Latino Community Credit Union, 0.900%, 6/1/2012 (a)	250,000	250,000
Liberty Bank and Trust Co., 0.810%, 12/4/2012 (a)	200,000	200,000
Metro Bank, 0.400%, 6/25/2012 (a)	100,000	100,000
Promerica Bank, 0.500%, 2/8/2013 (a)	250,000	250,000
Self-Help Federal Credit Union, 1.050%, 12/27/2012 (a)	250,000	250,000
Self-Help Credit Union, 1.050%, 12/12/2012 (a)	250,000	250,000
Southern Bancorp, 0.750%, 6/20/2012 (a)	250,000	250,000

Total Certificates of Deposit (Cost $3,400,000)		3,400,000

Cash Equivalents — 0.3%
Communitywide Federal Credit Union, 0.200%, 2/15/2013 (a)	100,000	100,000
Money Market Demand Accounts:
Latino Community Credit Union Money Market, 0.803%, 5/15/2012 (a)	100,691	100,691
Self-Help Money Market Demand, 0.740%, 5/15/2012 (a)	101,416	101,416
Southern Bancorp Money Market, 0.550%, 5/15/2012 (a)	100,428	100,428

Total Cash Equivalents (Cost $402,535)		402,535

Total Investments — 97.9% (Cost $127,598,430) (b)		131,809,362

Other Assets, less liabilities — 2.1%		2,772,195

Net Assets — 100.0%		$134,581,557

(a)	Securities (other than short-term obligations with remaining maturities of less than 60 days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(b)	The aggregate cost for book and federal income purposes is $127,599,236. The aggregate gross unrealized appreciation is $4,212,106, and the aggregate gross unrealized depreciation is $1,980, resulting in net unrealized appreciation of $4,210,126.
(c)	Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.
(d)	A portion or all of the security was purchased as a when issued or delayed delivery security.
(e)	A portion or all of the security was segregated for collateral for when issued or delayed delivery securities.
(f)	This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.
(g)	This security has been determined to be illiquid under guidelines established by the Fund’s Board of Trustees.

VR — Variable interest rate. Rate shown is that on April 30, 2012.

144A — Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Domini Social Bond Fund (the “Fund”) is a series of the Domini Social Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Investor Shares and Institutional Shares. Institutional shares were not offered prior to November 30, 2011. Each class of shares is sold at its offering price, which is net asset value. The Institutional shares may only be purchased by or for the benefit of investors that meet the minimum investment requirements, fall within the following categories: endowments, foundations, religious organizations and other nonprofit entities, individuals, retirement plan sponsors, family office clients, certain corporate or similar institutions, or omnibus accounts maintained by financial intermediaries and that are approved by the Fund’s Distributor. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. Institutional shares are not subject to distribution fees. The Fund seeks to provide its shareholders with a high level of current income and total return by investing in bonds and other debt instruments that are consistent with the Fund’s social and environmental standards and the submanager’s security selection approach.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service, use of which has been approved by the Board of Trustees of the Fund. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Fund. Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund’s Board of Trustees.

The Funds follow a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the Fund’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency Obligations	$—	$53,143,657	$—	$53,143,657
U.S. Government Agency Mortgage Securities	—	45,867,044	2,679,991	48,547,035
Corporate Obligations	—	25,464,776	—	25,464,776
Corporate Mortgage Securities	—	851,359	—	851,359
Certificates of Deposit	—	3,400,000	—	3,400,000
Cash Equivalents	—	402,535	—	402,535

Total	$—	$129,129,371	$2,679,991	$131,809,362

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities
Balance as of July 31, 2011	$410,524
Realized gain (loss)	12,698
Change in unrealized appreciation (depreciation)	400,182
Net purchases (sales)	12,202,353
Transfers in and/or out of Level Three	(10,345,766)

Balance as of April 30, 2012	2,679,991

The change in unrealized appreciation (depreciation) included in earnings relating to securities still held at April 30, 2012	$31,647

Transfers out of Level 3 into Level 2 included securities valued at $10,345,766 because market values were readily available from a pricing agent for which fair value factors were previously applied.

(B) Repurchase Agreements. The Fund may enter into repurchase agreements with selected banks or broker-dealers. Each repurchase agreement is recorded at cost, which approximates fair value. The Fund requires that collateral, represented by securities (primarily U.S. government agency securities) in a repurchase transaction, be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by another party to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

(C) Investment Transactions, Investment Income, and Dividends to Shareholders. The Fund earns income daily, net of Fund expenses. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis.

(D) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary.

(E) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

(F) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(G) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Item 2.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-Q, Amy Domini Thornton, the registrant’s President and Principal Executive Officer, and Carole M. Laible, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Thornton and Ms. Laible determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI SOCIAL INVESTMENT TRUST

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Amy Domini Thornton
Amy Domini Thornton
President (Principal Executive Officer)

Date:	June 27, 2012

By:	/s/ Carole M. Laible
Carole M. Laible
Treasurer (Principal Financial Officer)

Date:	June 27, 2012